UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Central Fund	10.75%	4.12%	4.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,027	Fidelity® Investment Grade Bond Central Fund
$14,448	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.30%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, following another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.00%, topping the 10.48% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.13%.

Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:  For the fiscal year, the fund returned 10.75%, outperforming the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Compared with the benchmark, the fund benefited from underweighting U.S. Treasury securities and maintaining an overweighting, on average, in corporate bonds. Security selection among corporates also helped meaningfully. Within corporates, investments in bonds issued by banks added particular value. Positions among real estate investment trusts contributed on a relative basis as well. The fund also benefited from bonds issued by communication service providers, especially Verizon, which favorably tendered for some of the fund's holdings. Conversely, the fund's positioning along the yield curve detracted modestly versus the benchmark. Coming into the period, we expected the yield curve to steepen, and it mostly flattened for the 12 months. A non-index allocation to Treasury Inflation-Protected Securities (TIPS) also detracted on a relative basis, as inflation expectations remained subdued. We substantially reduced the fund's position in TIPS by period end and reinvested the proceeds in various corporate bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	2.2%
AA	1.2%
A	8.0%
BBB	28.3%
BB and Below	4.3%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of September 30, 2019 *
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	2.6%
CMOs and Other Mortgage Related Securities	1.7%
Municipal Bonds	1.1%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 8.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$15,879,000	$15,916,628
2.95% 7/15/26	42,000,000	42,601,049
3.6% 2/17/23	31,479,000	32,830,493
4.3% 2/15/30	13,106,000	14,423,853
4.45% 4/1/24	2,179,000	2,357,208
4.5% 3/9/48	75,550,000	81,213,662
4.75% 5/15/46	10,000,000	11,096,612
4.9% 6/15/42	5,000,000	5,571,295
6.2% 3/15/40	7,609,000	9,583,289
BellSouth Capital Funding Corp. 7.875% 2/15/30	384,000	491,557
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,499,038
4.862% 8/21/46	9,732,000	11,899,455
5.012% 4/15/49	38,703,000	48,624,747
5.5% 3/16/47	17,553,000	23,181,638
		320,290,524
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	9,351,000	10,879,490
5.95% 4/1/41	6,541,000	9,028,924
		19,908,414
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,700,626
4.908% 7/23/25	18,965,000	20,842,115
5.375% 5/1/47	71,848,000	78,184,409
5.75% 4/1/48	11,687,000	13,318,333
6.484% 10/23/45	4,578,000	5,578,273
Comcast Corp.:
3.9% 3/1/38	5,001,000	5,536,189
4.6% 8/15/45	13,203,000	15,879,473
4.65% 7/15/42	11,795,000	14,125,276
Fox Corp.:
3.666% 1/25/22 (a)	3,564,000	3,679,944
4.03% 1/25/24 (a)	6,266,000	6,666,087
4.709% 1/25/29 (a)	9,069,000	10,351,813
5.476% 1/25/39 (a)	8,943,000	10,984,994
5.576% 1/25/49 (a)	5,934,000	7,537,441
Time Warner Cable, Inc.:
4% 9/1/21	38,439,000	39,326,364
4.5% 9/15/42	19,701,000	19,373,810
5.5% 9/1/41	8,397,000	9,049,545
5.875% 11/15/40	7,566,000	8,465,930
6.55% 5/1/37	73,937,000	88,801,822
7.3% 7/1/38	16,247,000	20,722,990
		408,125,434

TOTAL COMMUNICATION SERVICES		748,324,372

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.15% 1/15/20	43,236,000	43,300,307
3.45% 4/10/22	1,250,000	1,270,998
4% 1/15/25	14,536,000	14,939,923
4.2% 3/1/21	11,460,000	11,706,890
4.25% 5/15/23	9,840,000	10,275,306
4.375% 9/25/21	47,623,000	49,199,478
		130,692,902
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	264,924
Specialty Retail - 0.1%
The Home Depot, Inc. 3.9% 12/6/28	15,000,000	16,861,666

TOTAL CONSUMER DISCRETIONARY		147,819,492

CONSUMER STAPLES - 2.5%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	40,238,719
4.7% 2/1/36	46,768,000	54,089,132
4.9% 2/1/46	50,530,000	60,630,317
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	26,711,000	31,102,458
5.45% 1/23/39	23,200,000	29,352,326
5.55% 1/23/49	54,331,000	71,138,036
5.8% 1/23/59 (Reg. S)	55,947,000	76,200,631
Molson Coors Brewing Co.:
3% 7/15/26	30,000,000	30,293,498
5% 5/1/42	3,080,000	3,403,570
		396,448,687
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	8,440,000	8,441,107
3.3% 11/18/21	10,010,000	10,245,560
		18,686,667
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	5,355,000	5,526,208
Tobacco - 0.9%
Altria Group, Inc.:
2.625% 1/14/20	17,850,000	17,855,404
3.875% 9/16/46	9,710,000	8,936,329
4% 1/31/24	11,015,000	11,613,731
4.25% 8/9/42	11,157,000	10,806,236
4.5% 5/2/43	7,481,000	7,508,376
4.8% 2/14/29	11,054,000	12,122,125
5.375% 1/31/44	13,496,000	15,011,122
5.95% 2/14/49	7,300,000	8,587,750
BAT Capital Corp. 4.54% 8/15/47	24,200,000	23,233,694
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	24,197,485
4.25% 7/21/25 (a)	28,144,000	29,484,371
Reynolds American, Inc.:
3.25% 6/12/20	1,810,000	1,821,444
4% 6/12/22	6,225,000	6,485,243
4.45% 6/12/25	4,514,000	4,815,816
4.85% 9/15/23	8,000,000	8,658,485
5.7% 8/15/35	2,343,000	2,616,281
5.85% 8/15/45	17,970,000	19,896,225
6.15% 9/15/43	14,500,000	16,432,350
7.25% 6/15/37	7,978,000	10,099,670
		240,182,137

TOTAL CONSUMER STAPLES		660,843,699

ENERGY - 5.7%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	12,349,000	12,915,158
6.5% 4/1/20	6,546,000	6,680,286
Halliburton Co.:
3.8% 11/15/25	8,477,000	8,989,784
4.85% 11/15/35	7,402,000	8,216,226
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	10,820,000	6,816,600
8.95% 4/1/45 (b)	7,553,000	3,700,970
		47,319,024
Oil, Gas & Consumable Fuels - 5.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	13,383,000	17,333,007
Amerada Hess Corp.:
7.125% 3/15/33	4,791,000	5,980,799
7.3% 8/15/31	6,610,000	8,167,859
7.875% 10/1/29	20,178,000	25,497,535
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619,000	649,107
5.85% 2/1/35	12,075,000	14,686,709
Cenovus Energy, Inc. 4.25% 4/15/27	31,679,000	33,030,911
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	21,754,000	21,876,421
4.5% 6/1/25	6,628,000	7,144,423
DCP Midstream LLC:
4.75% 9/30/21 (a)	18,047,000	18,498,175
5.35% 3/15/20 (a)	17,114,000	17,242,355
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,630,765
4.95% 4/1/22	2,315,000	2,390,238
5.6% 4/1/44	13,506,000	12,628,110
Duke Energy Field Services 6.45% 11/3/36 (a)	10,621,000	11,072,393
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,135,345
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,569,032
Enbridge Energy Partners LP:
4.2% 9/15/21	15,961,000	16,439,124
4.375% 10/15/20	10,570,000	10,791,106
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,251,112
4.25% 12/1/26	8,321,000	9,103,930
Energy Transfer Partners LP:
4.2% 9/15/23	5,509,000	5,795,747
4.25% 3/15/23	4,861,000	5,078,966
4.5% 4/15/24	6,244,000	6,653,456
4.95% 6/15/28	18,799,000	20,664,686
5.25% 4/15/29	10,158,000	11,458,996
5.8% 6/15/38	10,481,000	12,000,129
6% 6/15/48	26,826,000	31,712,262
6.25% 4/15/49	7,637,000	9,272,527
Enterprise Products Operating LP:
2.55% 10/15/19	1,653,000	1,653,295
3.7% 2/15/26	8,600,000	9,142,317
3.75% 2/15/25	285,000	303,223
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	15,102,000	15,575,750
3.5% 3/1/21	3,293,000	3,342,705
6.55% 9/15/40	1,645,000	2,041,013
Kinder Morgan, Inc.:
5% 2/15/21 (a)	4,125,000	4,260,638
5.55% 6/1/45	12,039,000	14,206,974
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,936,011
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	7,304,000	7,328,249
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	10,993,000	11,027,683
4.5% 7/15/23	9,347,000	9,958,129
4.8% 2/15/29	5,370,000	5,933,957
4.875% 12/1/24	12,572,000	13,802,154
5.5% 2/15/49	16,108,000	18,763,656
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	8,946,913
Occidental Petroleum Corp.:
2.6% 8/13/21	7,353,000	7,400,626
2.7% 8/15/22	6,500,000	6,556,880
2.9% 8/15/24	21,478,000	21,641,085
3.125% 2/15/22	8,096,000	8,215,806
3.2% 8/15/26	2,889,000	2,910,367
3.5% 8/15/29	9,098,000	9,237,587
4.3% 8/15/39	1,326,000	1,361,085
4.4% 8/15/49	1,327,000	1,364,365
4.85% 3/15/21	24,269,000	25,093,418
5.55% 3/15/26	26,200,000	29,624,360
6.2% 3/15/40	7,169,000	8,653,493
6.45% 9/15/36	15,883,000	19,657,648
6.6% 3/15/46	28,439,000	37,060,930
7.5% 5/1/31	29,749,000	38,973,720
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	22,093,000	23,046,313
7.25% 3/17/44	76,243,000	91,134,211
Petroleos Mexicanos:
4.5% 1/23/26	31,602,000	30,527,216
5.35% 2/12/28	3,500,000	3,349,063
5.625% 1/23/46	8,727,000	7,426,677
6.35% 2/12/48	18,475,000	16,919,521
6.49% 1/23/27 (a)	11,660,000	12,125,817
6.5% 3/13/27	21,300,000	22,127,373
6.75% 9/21/47	102,130,000	97,942,670
6.84% 1/23/30 (a)	49,443,000	51,133,951
6.875% 8/4/26	25,700,000	27,627,500
7.69% 1/23/50 (a)	71,837,000	74,911,624
Phillips 66 Partners LP 2.646% 2/15/20	1,838,000	1,838,014
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	6,641,000	6,800,030
3.65% 6/1/22	9,399,000	9,641,870
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,499,282
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,728,988
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,925,850
Southwestern Energy Co. 6.2% 1/23/25 (b)	8,426,000	7,414,711
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	7,255,951
The Williams Companies, Inc.:
3.7% 1/15/23	26,582,000	27,491,239
4.55% 6/24/24	70,596,000	76,012,407
Western Gas Partners LP:
4.5% 3/1/28	3,100,000	2,988,810
4.65% 7/1/26	9,111,000	9,003,782
4.75% 8/15/28	5,504,000	5,418,215
5.375% 6/1/21	50,383,000	51,811,592
Williams Partners LP:
3.6% 3/15/22	12,587,000	12,929,506
3.9% 1/15/25	4,336,000	4,543,405
4% 11/15/21	9,760,000	10,032,168
4.125% 11/15/20	1,086,000	1,103,007
4.3% 3/4/24	20,381,000	21,677,341
4.5% 11/15/23	6,265,000	6,706,270
		1,485,823,636

TOTAL ENERGY		1,533,142,660

FINANCIALS - 18.5%
Banks - 8.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (a)	5,082,000	5,583,848
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	159,396,873
3.3% 1/11/23	32,511,000	33,610,353
3.419% 12/20/28 (b)	23,187,000	24,193,693
3.5% 4/19/26	34,343,000	36,524,806
3.705% 4/24/28 (b)	58,915,000	62,747,014
3.864% 7/23/24 (b)	46,066,000	48,516,632
3.95% 4/21/25	19,377,000	20,559,427
4.2% 8/26/24	24,032,000	25,777,597
4.25% 10/22/26	20,189,000	21,876,023
4.271% 7/23/29 (b)	2,000,000	2,228,984
4.45% 3/3/26	3,182,000	3,468,017
Barclays PLC:
2.75% 11/8/19	16,979,000	16,980,970
3.25% 1/12/21	9,440,000	9,508,383
4.375% 1/12/26	28,767,000	30,360,999
5.088% 6/20/30 (b)	35,020,000	36,533,573
5.2% 5/12/26	11,811,000	12,546,636
BB&T Corp. 3.95% 3/22/22	3,300,000	3,430,691
Capital One NA 2.15% 9/6/22	17,927,000	17,911,809
Citigroup, Inc.:
2.4% 2/18/20	4,295,000	4,298,762
2.7% 10/27/22	88,772,000	90,043,849
3.142% 1/24/23 (b)	35,705,000	36,366,695
3.352% 4/24/25 (b)	23,697,000	24,575,776
3.875% 3/26/25	35,450,000	37,295,191
4.05% 7/30/22	34,759,000	36,389,179
4.3% 11/20/26	52,072,000	56,030,573
4.4% 6/10/25	11,010,000	11,837,806
4.45% 9/29/27	62,500,000	68,189,998
5.5% 9/13/25	42,579,000	48,237,876
Citizens Bank NA 2.55% 5/13/21	7,857,000	7,910,666
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	21,321,000	22,125,202
4.3% 12/3/25	14,216,000	15,202,496
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	12,109,160
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	23,205,000	23,267,067
3.75% 3/26/25	24,390,000	25,630,177
3.8% 9/15/22	35,920,000	37,319,781
3.8% 6/9/23	43,060,000	44,963,351
4.55% 4/17/26	5,038,000	5,547,552
Credit Suisse New York Branch 5.4% 1/14/20	2,650,000	2,673,447
Discover Bank:
4.2% 8/8/23	259,000	275,325
7% 4/15/20	12,294,000	12,597,285
Fifth Third Bancorp:
2.875% 7/27/20	47,000,000	47,292,269
3.5% 3/15/22	1,167,000	1,203,486
8.25% 3/1/38	2,070,000	3,194,620
HSBC Holdings PLC:
4.25% 3/14/24	10,444,000	10,999,170
5.25% 3/14/44	2,847,000	3,525,739
Huntington Bancshares, Inc. 7% 12/15/20	7,222,000	7,620,385
Huntington National Bank 2.4% 4/1/20	44,000,000	44,045,832
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	21,611,907
5.71% 1/15/26 (a)	35,725,000	37,914,322
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	65,495,476
3.797% 7/23/24 (b)	12,224,000	12,901,323
3.875% 9/10/24	90,088,000	95,979,884
4.125% 12/15/26	146,208,000	159,712,041
4.203% 7/23/29 (b)	3,000,000	3,333,155
4.452% 12/5/29 (b)	46,000,000	52,033,189
KeyCorp 5.1% 3/24/21	1,147,000	1,194,838
Rabobank Nederland 4.375% 8/4/25	36,518,000	39,420,496
Regions Financial Corp. 3.2% 2/8/21	14,224,000	14,399,177
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	111,085,000	118,426,337
6% 12/19/23	73,156,000	80,421,825
6.1% 6/10/23	49,671,000	54,101,534
6.125% 12/15/22	88,078,000	95,303,272
Synchrony Bank 3% 6/15/22	12,252,000	12,420,784
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	29,548,694
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	18,477,279
		2,225,220,576
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	28,043,623
4.25% 2/15/24	10,069,000	10,745,789
Ares Capital Corp. 4.2% 6/10/24	42,554,000	43,622,525
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	42,424,000	42,024,795
3.869% 1/12/29 (a)(b)	9,005,000	9,484,759
Deutsche Bank AG 4.5% 4/1/25	61,035,000	58,739,909
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	15,879,032
3.3% 11/16/22	46,720,000	46,440,853
5% 2/14/22	44,782,000	46,371,475
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	256,844,208
3.2% 2/23/23	59,200,000	60,801,108
3.691% 6/5/28 (b)	21,000,000	22,047,000
3.75% 2/25/26	15,000,000	15,870,233
4.25% 10/21/25	22,692,000	24,325,629
4.411% 4/23/39 (b)	3,000,000	3,385,423
5.15% 5/22/45	9,000,000	10,704,588
6.75% 10/1/37	30,816,000	41,566,591
Intercontinental Exchange, Inc.:
2.75% 12/1/20	3,312,000	3,337,028
3.75% 12/1/25	4,530,000	4,884,257
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,163,548
4.875% 2/15/24	10,030,000	11,052,269
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 3.2076% 7/22/22 (b)(c)	7,556,000	7,613,494
2.65% 1/27/20	2,659,000	2,663,728
3.125% 1/23/23	122,810,000	125,980,329
3.125% 7/27/26	24,646,000	25,382,479
3.7% 10/23/24	15,967,000	16,915,274
3.737% 4/24/24 (b)	90,600,000	94,614,583
4.1% 5/22/23	4,810,000	5,065,087
4.431% 1/23/30 (b)	54,318,000	61,034,403
4.875% 11/1/22	43,855,000	47,027,836
5% 11/24/25	102,478,000	114,825,314
5.75% 1/25/21	13,609,000	14,231,170
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	26,864,203
UBS AG Stamford Branch 2.35% 3/26/20	3,950,000	3,956,053
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	17,678,000	19,101,225
		1,332,609,820
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	28,468,668
3.5% 5/26/22	8,066,000	8,271,884
4.125% 7/3/23	19,471,000	20,423,493
4.45% 12/16/21	14,543,000	15,121,603
4.45% 4/3/26	15,328,000	16,380,092
4.875% 1/16/24	24,619,000	26,585,807
Capital One Financial Corp. 3.8% 1/31/28	20,242,000	21,418,137
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,559,428
3.95% 11/6/24	41,289,000	43,798,169
4.1% 2/9/27	7,366,000	7,839,519
4.5% 1/30/26	23,106,000	25,104,247
5.2% 4/27/22	8,179,000	8,745,428
Ford Motor Credit Co. LLC:
5.085% 1/7/21	14,684,000	15,058,160
5.584% 3/18/24	30,750,000	32,705,928
5.596% 1/7/22	30,379,000	31,917,845
5.875% 8/2/21	23,012,000	24,103,081
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,343,159
3.75% 8/15/21	19,823,000	20,236,591
3.95% 12/1/27	37,530,000	38,480,164
4.25% 8/15/24	10,674,000	11,261,841
4.375% 3/19/24	11,225,000	11,912,323
5.15% 3/19/29	32,276,000	35,801,957
		460,537,524
Diversified Financial Services - 1.4%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,716,028
3.95% 7/1/24 (a)	10,113,000	10,372,904
4.375% 5/1/26 (a)	12,292,000	12,708,699
5.25% 5/15/24 (a)	18,269,000	19,562,445
AXA Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	4,938,808
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,375,638
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	20,961,133
3.85% 2/1/25	450,000	470,625
3.875% 8/15/22	19,072,000	19,822,414
4.125% 6/15/26	26,610,000	28,226,964
4.125% 5/15/29	24,028,000	25,667,910
Cigna Corp.:
3.75% 7/15/23	23,276,000	24,341,807
4.125% 11/15/25	18,109,000	19,499,527
4.375% 10/15/28	29,050,000	31,846,584
4.8% 8/15/38	18,087,000	20,322,753
4.9% 12/15/48	18,071,000	20,670,149
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	31,655,720
Pine Street Trust I:
4.572% 2/15/29 (a)	27,943,000	29,891,544
5.568% 2/15/49 (a)	29,500,000	32,989,269
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,059,963
		378,100,884
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	8,441,000	8,573,669
3.75% 7/10/25	40,830,000	43,123,092
4.875% 6/1/22	23,203,000	24,792,870
Aon Corp. 5% 9/30/20	1,943,000	1,997,888
Aon PLC 4% 11/27/23	13,880,000	14,765,627
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,651,153
4.25% 6/15/23 (a)	2,019,000	2,140,945
4.569% 2/1/29 (a)	27,600,000	30,802,937
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	22,276,768
4.75% 3/15/39	9,035,000	10,909,252
4.8% 7/15/21	11,451,000	11,892,503
4.9% 3/15/49	17,979,000	22,525,528
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	17,441,000	20,359,001
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.35% 5/28/21 (a)(b)(c)	131,600,000	131,749,992
3% 1/10/23 (a)	223,000	229,286
Northwestern Mutual Life Insurance Co.:
3.625% 9/30/59 (a)	12,072,000	12,340,938
6.063% 3/30/40 (a)	2,000	2,789
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	18,782,865
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,532,433
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,582,750
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,277,000	36,419,334
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,079,140
Unum Group:
3.875% 11/5/25	16,863,000	17,639,778
4% 3/15/24	600,000	633,947
4% 6/15/29	21,076,000	21,912,534
5.625% 9/15/20	10,373,000	10,703,055
5.75% 8/15/42	29,395,000	34,549,446
		526,969,520

TOTAL FINANCIALS		4,923,438,324

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	8,691,000	8,699,984
Health Care Providers & Services - 1.5%
Aetna, Inc. 2.75% 11/15/22	52,000	52,611
CVS Health Corp.:
2.625% 8/15/24	3,653,000	3,665,609
3% 8/15/26	2,965,000	2,979,168
3.25% 8/15/29	6,813,000	6,850,297
3.7% 3/9/23	12,400,000	12,906,249
3.875% 7/20/25	20,803,000	22,037,290
4.1% 3/25/25	53,372,000	56,990,386
4.3% 3/25/28	101,979,000	110,301,753
4.78% 3/25/38	28,592,000	31,519,873
5.05% 3/25/48	42,066,000	47,838,821
Elanco Animal Health, Inc.:
3.912% 8/27/21	4,786,000	4,901,377
4.272% 8/28/23	15,106,000	15,859,346
4.9% 8/28/28	6,362,000	6,941,249
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,114,073
Medco Health Solutions, Inc. 4.125% 9/15/20	12,071,000	12,291,265
Toledo Hospital:
5.325% 11/15/28	9,969,000	11,114,814
6.015% 11/15/48	32,953,000	40,668,606
		388,032,787
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	41,088,000	42,111,113
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	21,493,000	22,946,370
Mylan NV:
3.15% 6/15/21	29,136,000	29,507,538
3.95% 6/15/26	12,375,000	12,805,955
4.55% 4/15/28	6,911,000	7,361,886
Perrigo Finance PLC 3.5% 12/15/21	2,075,000	2,075,005
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,436,000	15,507,563
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,861,000	16,320,489
2.8% 7/21/23	5,108,000	4,131,095
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,388,710
		155,155,724

TOTAL HEALTH CARE		551,888,495

INDUSTRIALS - 0.6%
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	3,310,000	3,315,992
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,168,280
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	10,000,000	9,994,936
2.25% 1/15/23	6,049,000	6,001,991
3% 9/15/23	4,193,000	4,257,832
3.375% 6/1/21	12,669,000	12,868,847
3.75% 2/1/22	22,536,000	23,165,128
3.875% 4/1/21	15,195,000	15,518,870
3.875% 7/3/23	1,190,000	1,240,755
4.25% 2/1/24	28,366,000	30,051,520
4.25% 9/15/24	16,843,000	17,950,682
4.75% 3/1/20	16,959,000	17,121,768
		138,172,329
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,045,380

TOTAL INDUSTRIALS		147,701,981

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,391,876
6.02% 6/15/26 (a)	7,709,000	8,693,340
		33,085,216
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,902,616

TOTAL INFORMATION TECHNOLOGY		40,987,832

MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	3,006,000	3,309,977
5% 4/1/49	5,232,000	6,100,208
The Dow Chemical Co.:
4.125% 11/15/21	343,000	355,464
4.55% 11/30/25 (a)	13,459,000	14,786,342
		24,551,991
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,788,363
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	9,684,000	10,032,624
6.75% 10/19/75 (a)(b)	16,468,000	19,246,975
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	7,879,929
4.5% 8/1/47 (a)	7,610,000	8,618,325
		48,566,216

TOTAL MATERIALS		73,118,207

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	5,059,000	5,268,248
American Tower Corp. 2.8% 6/1/20	29,300,000	29,411,555
AvalonBay Communities, Inc. 3.625% 10/1/20	5,412,000	5,471,369
Boston Properties, Inc.:
3.85% 2/1/23	432,000	453,166
4.5% 12/1/28	18,628,000	21,194,309
Camden Property Trust:
2.95% 12/15/22	6,920,000	7,072,356
4.25% 1/15/24	6,134,000	6,589,737
Corporate Office Properties LP:
3.6% 5/15/23	5,166,000	5,262,089
3.7% 6/15/21	7,881,000	7,969,477
5% 7/1/25	16,822,000	18,167,435
5.25% 2/15/24	3,576,000	3,852,194
DDR Corp.:
3.625% 2/1/25	10,990,000	11,290,182
4.25% 2/1/26	15,247,000	16,105,561
4.625% 7/15/22	3,913,000	4,090,199
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,198,675
3.625% 4/15/23	6,176,000	6,426,181
3.75% 12/1/24	4,721,000	5,014,245
3.875% 10/15/22	10,561,000	11,041,455
4.375% 6/15/22	16,339,000	17,165,544
Equity One, Inc. 3.75% 11/15/22	23,400,000	24,365,412
ERP Operating LP 4.75% 7/15/20	3,446,000	3,491,781
HCP, Inc.:
3.25% 7/15/26	2,733,000	2,811,430
3.4% 2/1/25	15,000,000	15,554,224
3.5% 7/15/29	3,125,000	3,247,711
3.875% 8/15/24	24,000,000	25,568,011
Health Care REIT, Inc. 4% 6/1/25	4,568,000	4,882,464
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,048,586
3.5% 8/1/26	6,318,000	6,513,131
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,756,703
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	41,043,188
Lexington Corporate Properties Trust 4.4% 6/15/24	8,117,000	8,477,372
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	26,543,000	26,382,259
4.375% 8/1/23	34,232,000	36,080,020
4.5% 1/15/25	12,446,000	13,120,369
4.5% 4/1/27	86,567,000	92,084,046
4.75% 1/15/28	28,933,000	31,314,212
4.95% 4/1/24	6,427,000	6,889,862
5.25% 1/15/26	28,200,000	30,907,968
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,715,732
5% 12/15/23	3,475,000	3,666,953
Store Capital Corp. 4.625% 3/15/29	8,847,000	9,730,524
Ventas Realty LP:
3% 1/15/30	20,827,000	20,675,168
3.125% 6/15/23	6,476,000	6,655,466
3.5% 2/1/25	7,488,000	7,841,755
3.75% 5/1/24	7,900,000	8,332,917
4% 3/1/28	10,351,000	11,111,288
4.125% 1/15/26	7,649,000	8,273,115
4.375% 2/1/45	3,802,000	4,198,188
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,491,057
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,450,746
4% 2/1/25	26,847,000	28,163,828
4.6% 4/1/24	14,578,000	15,589,184
		705,478,647
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,423,809
3.95% 11/15/27	20,195,000	21,108,618
4.1% 10/1/24	20,087,000	21,130,651
4.55% 10/1/29	21,319,000	23,114,101
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	22,100,792
Digital Realty Trust LP:
3.95% 7/1/22	16,340,000	17,058,920
4.75% 10/1/25	11,897,000	13,088,733
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,574,369
Liberty Property LP:
3.25% 10/1/26	5,521,000	5,669,885
3.375% 6/15/23	9,482,000	9,792,370
4.125% 6/15/22	8,832,000	9,222,070
4.4% 2/15/24	418,000	450,073
4.75% 10/1/20	20,503,000	21,023,782
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	23,840,202
4.5% 4/18/22	15,420,000	15,388,880
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,794,795
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,824,276
Tanger Properties LP:
3.125% 9/1/26	16,602,000	16,313,278
3.75% 12/1/24	16,463,000	16,825,222
3.875% 12/1/23	8,279,000	8,524,545
3.875% 7/15/27	26,408,000	26,931,027
		312,200,398

TOTAL REAL ESTATE		1,017,679,045

UTILITIES - 1.9%
Electric Utilities - 1.3%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	15,724,000	15,743,185
3.743% 5/1/26	32,756,000	33,750,423
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,439,149
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	13,307,000	14,148,071
6.4% 9/15/20 (a)	37,635,000	38,966,870
Eversource Energy 2.8% 5/1/23	435,000	441,392
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	85,213,733
7.375% 11/15/31	62,380,000	88,285,178
IPALCO Enterprises, Inc.:
3.45% 7/15/20	38,333,000	38,553,630
3.7% 9/1/24	9,552,000	9,892,081
LG&E and KU Energy LLC 3.75% 11/15/20	2,440,000	2,471,491
NV Energy, Inc. 6.25% 11/15/20	3,738,000	3,903,914
TECO Finance, Inc. 5.15% 3/15/20	3,985,000	4,033,840
		336,842,957
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	6,101,787
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	15,202,000	16,304,145
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	5,964,654
3.55% 6/15/26	6,732,000	7,051,301
		29,320,100
Multi-Utilities - 0.5%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	62,541,000	58,475,835
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	13,085,000	12,430,750
NiSource, Inc. 2.95% 9/1/29	40,740,000	40,971,066
Puget Energy, Inc.:
6% 9/1/21	10,692,000	11,373,331
6.5% 12/15/20	2,950,000	3,088,592
Sempra Energy:
2.875% 10/1/22	1,154,000	1,168,091
6% 10/15/39	5,386,000	6,931,420
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (b)(c)	12,629,000	10,624,146
		145,063,231

TOTAL UTILITIES		517,328,075

TOTAL NONCONVERTIBLE BONDS
(Cost $10,049,624,312)		10,362,272,182

U.S. Treasury Obligations - 28.6%
U.S. Treasury Bonds:
2.5% 2/15/46	$55,520,000	$59,820,631
2.75% 11/15/47	38,117,000	43,207,704
3% 5/15/45	3,943,000	4,645,809
3% 2/15/49	897,115,000	1,070,510,497
U.S. Treasury Notes:
1.375% 8/31/26	273,542,000	269,150,368
1.5% 9/30/21	24,600,000	24,540,419
1.625% 5/15/26	218,147,900	218,258,678
1.75% 6/30/24	76,470,000	77,130,151
1.875% 3/31/22	58,721,000	59,122,413
1.875% 7/31/22	98,619,000	99,366,347
2% 12/31/21	277,420,000	279,674,038
2% 5/31/24	11,790,000	12,027,182
2% 8/15/25	167,514,000	171,243,803
2.125% 12/31/22	237,977,000	242,067,230
2.125% 3/31/24	91,976,000	94,210,730
2.125% 7/31/24	245,203,000	251,524,640
2.125% 11/30/24	164,890,000	169,366,506
2.125% 5/31/26	218,121,000	225,065,087
2.25% 4/30/24	76,730,000	79,052,881
2.25% 12/31/24	195,766,000	202,380,749
2.25% 3/31/26	35,600,000	36,992,016
2.25% 2/15/27	170,579,000	177,968,535
2.25% 11/15/27	197,113,000	206,206,377
2.375% 4/30/26	61,880,000	64,797,545
2.375% 5/15/29	673,249,000	715,142,969
2.5% 3/31/23	5,514,000	5,688,036
2.5% 1/31/24	81,500,000	84,661,308
2.625% 6/30/23	122,605,000	127,288,894
2.625% 12/31/23	226,900,000	236,711,653
2.625% 2/15/29	878,924,000	951,503,892
2.875% 11/30/25	1,893,000	2,032,905
3.125% 11/15/28	380,854,000	427,687,140
United States Treasury, yield at date of purchase 2.26% to 2.27% 12/5/19	950,000,000	946,944,658
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,420,427,012)		7,635,991,791

U.S. Government Agency - Mortgage Securities - 24.0%
Fannie Mae - 8.7%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (b)(c)	50,453	52,395
12 month U.S. LIBOR + 1.479% 4.328% 5/1/33 (b)(c)	3,316	3,438
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (b)(c)	14,067	14,665
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (b)(c)	55,249	57,311
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	88,111	91,942
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	21,246	22,135
12 month U.S. LIBOR + 1.594% 4.485% 5/1/36 (b)(c)	106,404	111,027
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (b)(c)	40,095	41,708
12 month U.S. LIBOR + 1.626% 4.383% 7/1/35 (b)(c)	232,908	243,314
12 month U.S. LIBOR + 1.641% 4.275% 9/1/36 (b)(c)	28,940	30,207
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (b)(c)	46,724	49,010
12 month U.S. LIBOR + 1.655% 4.539% 11/1/36 (b)(c)	318,061	332,165
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (b)(c)	83,149	86,447
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (b)(c)	86,199	89,967
12 month U.S. LIBOR + 1.726% 3.807% 7/1/43 (b)(c)	2,059,109	2,143,028
12 month U.S. LIBOR + 1.745% 4.746% 7/1/35 (b)(c)	76,074	79,411
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (b)(c)	113,977	118,365
12 month U.S. LIBOR + 1.752% 4.747% 3/1/40 (b)(c)	116,664	121,807
12 month U.S. LIBOR + 1.778% 4.778% 3/1/36 (b)(c)	132,543	138,968
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (b)(c)	96,732	101,128
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (b)(c)	157,133	162,731
12 month U.S. LIBOR + 1.806% 4.531% 12/1/40 (b)(c)	2,561,899	2,670,000
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	45,111	46,971
12 month U.S. LIBOR + 1.818% 4.531% 7/1/41 (b)(c)	56,966	59,418
12 month U.S. LIBOR + 1.818% 4.553% 9/1/41 (b)(c)	33,152	34,611
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (b)(c)	186,251	193,609
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	380,950	399,662
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	33,206	34,656
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	36,684	38,473
12 month U.S. LIBOR + 1.900% 4.779% 7/1/37 (b)(c)	100,517	105,688
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	119,733	125,873
6 month U.S. LIBOR + 1.313% 3.938% 5/1/34 (b)(c)	191,164	196,850
6 month U.S. LIBOR + 1.420% 3.881% 9/1/33 (b)(c)	185,423	191,053
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (b)(c)	94,235	97,600
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (b)(c)	512	529
6 month U.S. LIBOR + 1.535% 3.992% 12/1/34 (b)(c)	43,478	44,970
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (b)(c)	37,260	38,642
6 month U.S. LIBOR + 1.556% 4.146% 10/1/33 (b)(c)	6,711	6,940
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	8,070	8,379
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	1,189	1,239
6 month U.S. LIBOR + 1.960% 4.649% 9/1/35 (b)(c)	15,549	16,280
6 month U.S. LIBOR + 2.460% 5% 3/1/36 (b)(c)	201,930	211,484
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	22,077	23,250
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.923% 8/1/36 (b)(c)	369,261	388,889
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.653% 6/1/36 (b)(c)	92,620	97,326
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.674% 10/1/33 (b)(c)	75,424	79,261
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.91% 7/1/34 (b)(c)	113,300	119,220
U.S. TREASURY 1 YEAR INDEX + 2.549% 5.137% 5/1/35 (b)(c)	50,422	53,088
2.5% 3/1/22 to 8/1/43	166,633,392	168,007,950
3% 11/1/26 to 9/1/49	753,929,999	773,712,033
3.25% 12/1/41	22,480	23,328
3.4% 7/1/42 to 9/1/42	498,664	517,978
3.5% 12/1/25 to 6/1/49	501,820,753	523,991,338
3.525% 5/1/42	12,253	12,934
3.65% 5/1/42 to 8/1/42	294,620	310,065
3.9% 4/1/42	33,110	35,242
4% 5/1/29 to 9/1/48	523,984,780	553,580,718
4.025% 6/1/42	71,611	76,589
4.25% 11/1/41	107,578	116,402
4.5% 11/1/19 to 2/1/49	150,994,329	162,323,572
5% 12/1/19 to 3/1/45	44,163,589	48,329,085
5.248% 8/1/41 (b)	1,439,256	1,569,854
5.5% 9/1/21 to 5/1/44	38,064,730	42,419,006
6% 2/1/20 to 1/1/42	19,416,828	22,181,231
6.5% 8/1/20 to 4/1/37	1,123,300	1,254,281
6.534% 2/1/39 (b)	1,592,024	1,720,543
7% 9/1/21 to 7/1/37	1,286,791	1,446,167
7.5% 2/1/22 to 2/1/32	834,869	952,438
8% 8/1/29 to 3/1/37	10,183	12,163
9.5% 9/1/21	151	153
2.5% 10/1/22	49,995	50,422

TOTAL FANNIE MAE		2,312,018,622

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (b)(c)	27,877	28,799
12 month U.S. LIBOR + 1.375% 4.228% 3/1/36 (b)(c)	93,363	96,614
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (b)(c)	82,194	85,413
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	24,258	25,137
12 month U.S. LIBOR + 1.750% 4.406% 7/1/41 (b)(c)	297,002	308,954
12 month U.S. LIBOR + 1.750% 4.642% 12/1/40 (b)(c)	1,316,909	1,364,556
12 month U.S. LIBOR + 1.754% 4.222% 9/1/41 (b)(c)	539,884	559,909
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	32,008	33,413
12 month U.S. LIBOR + 1.800% 4.585% 5/1/35 (b)(c)	131,240	137,908
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	31,839	33,486
12 month U.S. LIBOR + 1.877% 4.789% 4/1/41 (b)(c)	42,828	44,542
12 month U.S. LIBOR + 1.880% 4.274% 9/1/41 (b)(c)	43,137	45,106
12 month U.S. LIBOR + 1.883% 4.502% 10/1/42 (b)(c)	229,920	239,218
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	41,083	42,854
12 month U.S. LIBOR + 1.910% 4.729% 6/1/41 (b)(c)	84,740	88,430
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	73,658	77,341
12 month U.S. LIBOR + 1.910% 4.808% 5/1/41 (b)(c)	84,525	88,019
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	18,214	19,167
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	91,862	96,487
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (b)(c)	50,840	53,369
12 month U.S. LIBOR + 2.070% 4.733% 3/1/33 (b)(c)	1,397	1,460
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	78,493	82,180
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (b)(c)	28,509	29,081
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (b)(c)	33,026	34,077
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (b)(c)	8,696	9,020
6 month U.S. LIBOR + 1.655% 4.285% 4/1/35 (b)(c)	160,906	166,898
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (b)(c)	94,895	98,444
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (b)(c)	46,687	48,672
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (b)(c)	12,099	12,586
6 month U.S. LIBOR + 1.843% 4.416% 10/1/36 (b)(c)	135,082	140,825
6 month U.S. LIBOR + 1.912% 4.408% 10/1/35 (b)(c)	81,915	85,402
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (b)(c)	22,337	23,287
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (b)(c)	35,749	37,311
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (b)(c)	93,537	97,386
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.581% 6/1/33 (b)(c)	111,923	117,698
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (b)(c)	14,306	15,051
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (b)(c)	218,611	229,356
U.S. TREASURY 1 YEAR INDEX + 2.412% 4.861% 3/1/35 (b)(c)	436,313	458,086
2.5% 3/1/22 to 10/1/34	114,562,649	115,769,511
3% 6/1/31 to 10/1/49	226,923,211	233,233,009
3.5% 10/1/26 to 5/1/49	751,379,928	781,682,040
3.5% 8/1/47	34,264,166	35,720,626
4% 6/1/33 to 10/1/48	356,746,238	378,370,729
4% 4/1/48	626,063	653,735
4.5% 6/1/25 to 12/1/48	108,246,401	116,600,310
5% 6/1/20 to 7/1/41	25,633,513	28,392,799
5.5% 2/1/20 to 6/1/41	18,974,314	21,245,987
6% 10/1/21 to 12/1/37	1,905,582	2,157,826
6.5% 7/1/21 to 9/1/39	3,206,880	3,685,383
7% 6/1/21 to 9/1/36	675,111	772,210
7.5% 4/1/22 to 6/1/32	212,881	240,519
8% 7/1/24 to 4/1/32	29,882	34,040
8.5% 9/1/21 to 1/1/28	16,605	18,491

TOTAL FREDDIE MAC		1,723,732,757

Ginnie Mae - 7.7%
3.5% 9/20/40 to 11/20/47	517,877,046	541,927,020
4% 7/15/39 to 5/20/49	342,057,940	362,755,687
4.5% 6/20/33 to 6/20/48	180,669,225	192,708,333
5.5% 7/15/33 to 9/15/39	2,174,530	2,445,006
6% 10/15/30 to 5/15/40	2,056,704	2,342,639
7% 10/15/22 to 3/15/33	1,924,691	2,186,902
7.5% 2/15/22 to 9/15/31	488,359	536,665
8% 11/15/21 to 11/15/29	95,427	103,819
8.5% 10/15/21 to 11/15/31	58,756	67,666
9% 1/15/23	126	135
9.5% 12/15/20 to 3/15/23	46	47
3% 5/15/42 to 6/20/48	357,485,632	368,313,982
3% 10/1/49 (d)	8,100,000	8,313,258
3% 10/1/49 (d)	54,600,000	56,037,514
3% 10/1/49 (d)	12,825,000	13,162,658
3% 10/1/49 (d)	8,200,000	8,415,890
3% 11/1/49 (d)	18,300,000	18,766,793
3.5% 10/1/49 (d)	5,900,000	6,112,406
3.5% 10/1/49 (d)	3,600,000	3,729,604
3.5% 10/1/49 (d)	17,800,000	18,440,820
3.5% 10/1/49 (d)	22,000,000	22,792,024
3.5% 10/1/49 (d)	58,600,000	60,709,664
3.5% 11/1/49 (d)	35,100,000	36,345,815
3.5% 11/1/49 (d)	22,300,000	23,091,501
3.5% 11/1/49 (d)	70,300,000	72,795,179
4% 10/1/49 (d)	12,300,000	12,790,017
4% 10/1/49 (d)	12,300,000	12,790,017
4% 11/1/49 (d)	180,000,000	187,121,754
5% 12/15/32 to 4/20/48	32,022,482	34,950,893
6.5% 3/20/31 to 6/15/37	215,116	247,396

TOTAL GINNIE MAE		2,070,001,104

Uniform Mortgage Backed Securities - 1.1%
2.5% 9/1/34	1,000,000	1,008,671
2.5% 10/1/34 (d)	1,400,000	1,411,975
3% 10/1/49 (d)	22,800,000	23,143,860
3% 10/1/49 (d)	14,000,000	14,211,142
3% 10/1/49 (d)	11,450,000	11,622,684
3% 10/1/49 (d)	11,200,000	11,368,914
3% 10/1/49 (d)	11,350,000	11,521,176
3% 10/1/49 (d)	73,425,000	74,532,366
3.5% 10/1/49 (d)	30,000,000	30,773,112
3.5% 10/1/49 (d)	12,000,000	12,309,245
3.5% 10/1/49 (d)	67,600,000	69,342,079
4% 10/1/49 (d)	12,300,000	12,763,061
4% 10/1/49 (d)	12,300,000	12,763,061

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		286,771,346

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,331,819,355)		6,392,523,829

Asset-Backed Securities - 2.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$16,905,669	$17,001,105
Series 2019-1 Class A, 3.844% 5/15/39 (a)	19,889,517	19,925,600
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	29,996,000	30,028,546
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (a)(b)(c)	13,805,000	13,811,903
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	39,342,500	40,577,504
Class AA, 2.487% 12/16/41 (a)	7,956,000	7,924,347
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.0323% 5/25/29 (b)(c)	2,280,022	2,285,534
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1255% 7/25/29 (b)(c)	1,473,908	1,480,761
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	30,304,016	30,764,616
Class B, 5.095% 4/15/39 (a)	10,394,322	10,535,152
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	29,572,129	30,270,206
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4805% 10/20/32 (a)(b)(c)	21,046,000	21,045,600
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	15,387,000	15,403,172
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6699% 9/28/30 (b)(c)	2,012,761	2,007,898
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7019% 1/25/35 (b)	81,427	81,214
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,364,335	15,733,694
Class A2II, 4.03% 11/20/47 (a)	25,936,035	26,868,695
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.33% 10/20/32 (a)(b)(c)(d)	5,346,000	5,346,000
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (a)(b)(c)	36,870,000	36,963,097
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	25,176,000	25,175,673
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8434% 3/25/34 (b)(c)	4,936	4,675
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,015,311	6,015,296
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	13,565,175	14,089,747
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	13,701,064	13,753,500
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 3.1434% 7/25/33 (b)(c)	1,421,738	1,425,958
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (a)(b)(c)	12,189,000	12,193,242
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	29,964,000	29,996,151
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 0% 10/15/32 (a)(b)(c)(d)	13,483,000	13,483,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	27,862,000	27,891,060
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6184% 7/26/66 (a)(b)(c)	1,018,000	1,020,437
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5284% 9/25/35 (b)(c)	1,792,181	1,789,334
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (a)(b)(c)	29,962,000	29,996,576
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2634% 1/25/36 (b)(c)	2,806,803	2,821,858
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	24,800,910	25,157,721
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	28,285,000	28,321,324
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5885% 12/15/27 (a)(b)(c)	2,728,073	2,728,595
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	28,800,000	28,826,473
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.8784% 9/25/34 (b)(c)	63,433	62,380
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	31,087,643	31,873,141
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,810,432	1,898,763
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	4,934,000	4,965,419
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8626% 4/6/42 (a)(b)(c)(e)	3,641,000	2,680,868
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	14,236,000	14,249,899
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (a)(b)(c)	31,061,000	31,094,981
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	31,233,000	31,266,950
TOTAL ASSET-BACKED SECURITIES
(Cost $707,674,821)		710,837,665

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5784% 1/25/35 (b)(c)	102,703	102,520
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.3153% 2/25/37 (b)(c)	165,359	164,784
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3084% 7/25/35 (b)(c)	239,399	239,506
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	24,888	24,401
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.6584% 9/25/43 (b)(c)	1,619,613	1,629,260

TOTAL PRIVATE SPONSOR		2,160,471

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.8184% 2/25/32 (b)(c)	14,438	14,600
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.0409% 3/18/32 (b)(c)	26,284	26,798
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0184% 4/25/32 (b)(c)	30,302	30,784
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.0184% 10/25/32 (b)(c)	39,743	40,383
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.7684% 1/25/32 (b)(c)	14,960	15,108
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0816% 12/25/33 (b)(f)(g)	485,316	123,625
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.6616% 11/25/36 (b)(f)(g)	352,611	67,801
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.3184% 1/25/43 (b)(c)	1,637,994	1,626,826
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.3684% 5/25/47 (b)(c)	3,871,750	3,842,859
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.3184% 5/25/48 (b)(c)	2,336,595	2,316,783
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.3184% 6/25/48 (b)(c)	10,726,237	10,633,165
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	11,228	11,833
Series 1993-207 Class H, 6.5% 11/25/23	167,171	177,840
Series 1996-28 Class PK, 6.5% 7/25/25	57,888	61,784
Series 1999-17 Class PG, 6% 4/25/29	208,403	226,894
Series 1999-32 Class PL, 6% 7/25/29	201,824	222,086
Series 1999-33 Class PK, 6% 7/25/29	150,407	163,577
Series 1999-54 Class PH, 6.5% 11/18/29	511,084	539,172
Series 1999-57 Class PH, 6.5% 12/25/29	654,983	738,841
Series 2001-52 Class YZ, 6.5% 10/25/31	17,774	20,399
Series 2003-28 Class KG, 5.5% 4/25/23	94,793	98,355
Series 2005-102 Class CO 11/25/35 (h)	100,136	91,586
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.3022% 8/25/35 (b)(g)	31,573	40,228
Series 2005-81 Class PC, 5.5% 9/25/35	267,484	293,760
Series 2006-12 Class BO 10/25/35 (h)	482,233	441,059
Series 2006-37 Class OW 5/25/36 (h)	44,877	40,685
Series 2006-45 Class OP 6/25/36 (h)	159,537	144,052
Series 2006-62 Class KP 4/25/36 (h)	275,405	250,525
Series 2012-149:
Class DA, 1.75% 1/25/43	768,812	761,003
Class GA, 1.75% 6/25/42	805,253	791,148
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	45,095	50,947
Series 1999-25 Class Z, 6% 6/25/29	166,374	185,458
Series 2001-20 Class Z, 6% 5/25/31	224,084	245,194
Series 2001-31 Class ZC, 6.5% 7/25/31	125,383	141,851
Series 2002-16 Class ZD, 6.5% 4/25/32	68,214	78,450
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.5316% 11/25/32 (b)(f)(g)	279,373	39,982
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	609,023	49,790
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.6216% 12/25/36 (b)(f)(g)	233,341	55,160
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.4216% 5/25/37 (b)(f)(g)	138,064	28,229
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.0907% 9/25/23 (b)(g)	7,847	9,263
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0816% 3/25/33 (b)(f)(g)	35,690	7,588
Series 2005-72 Class ZC, 5.5% 8/25/35	1,909,654	2,073,357
Series 2005-79 Class ZC, 5.9% 9/25/35	968,157	1,108,300
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.5097% 6/25/37 (b)(g)	115,032	234,909
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.4897% 7/25/37 (b)(g)	176,828	358,793
Class SB, 39.600% - 1 month U.S. LIBOR 27.4897% 7/25/37 (b)(g)	60,332	107,488
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.3316% 3/25/38 (b)(f)(g)	927,201	173,726
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	2,646	1
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.3416% 6/25/21 (b)(f)(g)	1,391	13
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.0316% 12/25/40 (b)(f)(g)	865,644	152,631
Class ZA, 4.5% 12/25/40	560,005	622,963
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	645,564	47,624
Series 2010-150 Class ZC, 4.75% 1/25/41	3,631,001	4,098,651
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	1,540	14
Series 2010-95 Class ZC, 5% 9/25/40	7,653,240	8,680,199
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	69,303	1,051
Series 2011-39 Class ZA, 6% 11/25/32	616,355	701,394
Series 2011-4 Class PZ, 5% 2/25/41	1,521,184	1,761,638
Series 2011-67 Class AI, 4% 7/25/26 (f)	203,711	14,580
Series 2011-83 Class DI, 6% 9/25/26 (f)	187,093	10,745
Series 2012-100 Class WI, 3% 9/25/27 (f)	2,896,676	228,598
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6316% 12/25/30 (b)(f)(g)	1,020,069	96,578
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5316% 6/25/41 (b)(f)(g)	1,383,486	143,937
Series 2013-133 Class IB, 3% 4/25/32 (f)	2,015,933	133,497
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0316% 1/25/44 (b)(f)(g)	937,880	153,750
Series 2013-51 Class GI, 3% 10/25/32 (f)	637,163	53,482
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.7016% 6/25/35 (b)(f)(g)	711,201	142,330
Series 2015-42 Class IL, 6% 6/25/45 (f)	4,021,663	828,635
Series 2015-70 Class JC, 3% 10/25/45	4,252,492	4,393,214
Series 2017-30 Class AI, 5.5% 5/25/47 (f)	2,016,006	410,406
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (f)	137,015	27,741
Series 343 Class 16, 5.5% 5/25/34 (f)	117,459	21,471
Series 348 Class 14, 6.5% 8/25/34 (b)(f)	79,734	17,521
Series 351:
Class 12, 5.5% 4/25/34 (b)(f)	49,529	8,835
Class 13, 6% 3/25/34 (f)	71,706	14,427
Series 359 Class 19, 6% 7/25/35 (b)(f)	42,437	8,853
Series 384 Class 6, 5% 7/25/37 (f)	567,673	97,793
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.8275% 1/15/32 (b)(c)	11,896	12,029
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.9275% 3/15/32 (b)(c)	16,731	16,963
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.0275% 3/15/32 (b)(c)	16,318	16,579
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.9275% 6/15/31 (b)(c)	29,672	30,077
Class FG, 1 month U.S. LIBOR + 0.900% 2.9275% 3/15/32 (b)(c)	9,260	9,388
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.3775% 8/15/47 (b)(c)	1,972,451	1,958,742
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.2775% 5/15/37 (b)(c)	662,317	658,006
planned amortization class:
Series 2006-15 Class OP 3/25/36 (h)	482,014	439,205
Series 2095 Class PE, 6% 11/15/28	246,693	268,508
Series 2101 Class PD, 6% 11/15/28	19,761	21,528
Series 2121 Class MG, 6% 2/15/29	97,847	106,881
Series 2131 Class BG, 6% 3/15/29	680,083	741,745
Series 2137 Class PG, 6% 3/15/29	99,967	109,536
Series 2154 Class PT, 6% 5/15/29	172,350	190,585
Series 2162 Class PH, 6% 6/15/29	37,140	40,274
Series 2520 Class BE, 6% 11/15/32	244,420	272,566
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5725% 3/15/23 (b)(f)(g)	4,710	144
Series 2693 Class MD, 5.5% 10/15/33	591,716	663,077
Series 2802 Class OB, 6% 5/15/34	320,599	346,130
Series 2962 Class BE, 4.5% 4/15/20	36,267	36,411
Series 3002 Class NE, 5% 7/15/35	662,978	710,838
Series 3110 Class OP 9/15/35 (h)	280,647	265,040
Series 3119 Class PO 2/15/36 (h)	583,045	528,481
Series 3121 Class KO 3/15/36 (h)	91,403	83,429
Series 3123 Class LO 3/15/36 (h)	326,130	296,042
Series 3145 Class GO 4/15/36 (h)	314,077	286,088
Series 3189 Class PD, 6% 7/15/36	561,028	649,425
Series 3225 Class EO 10/15/36 (h)	174,310	157,996
Series 3258 Class PM, 5.5% 12/15/36	281,595	304,812
Series 3415 Class PC, 5% 12/15/37	217,704	238,018
Series 3786 Class HI, 4% 3/15/38 (f)	518,043	22,186
Series 3806 Class UP, 4.5% 2/15/41	1,818,187	1,932,055
Series 3832 Class PE, 5% 3/15/41	2,272,000	2,464,831
Series 4135 Class AB, 1.75% 6/15/42	600,928	594,819
Series 4765 Class PE, 3% 12/15/41	3,097,202	3,109,263
sequential payer:
Series 2135 Class JE, 6% 3/15/29	45,278	50,011
Series 2274 Class ZM, 6.5% 1/15/31	58,941	66,503
Series 2281 Class ZB, 6% 3/15/30	124,049	134,105
Series 2303 Class ZV, 6% 4/15/31	58,337	63,881
Series 2357 Class ZB, 6.5% 9/15/31	456,812	523,970
Series 2502 Class ZC, 6% 9/15/32	109,803	122,309
Series 2519 Class ZD, 5.5% 11/15/32	175,296	191,709
Series 2546 Class MJ, 5.5% 3/15/23	57,760	60,028
Series 2601 Class TB, 5.5% 4/15/23	26,355	27,536
Series 2998 Class LY, 5.5% 7/15/25	92,484	97,307
Series 3871 Class KB, 5.5% 6/15/41	3,002,156	3,472,074
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5725% 2/15/36 (b)(f)(g)	187,479	41,217
Series 2013-4281 Class AI, 4% 12/15/28 (f)	1,908,661	125,243
Series 2017-4683 Class LM, 3% 5/15/47	5,118,085	5,171,299
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.6213% 8/15/24 (b)(g)	2,218	2,769
Class SD, 86.400% - 1 month U.S. LIBOR 60.0925% 8/15/24 (b)(g)	3,465	5,101
Series 2933 Class ZM, 5.75% 2/15/35	2,099,711	2,456,797
Series 2935 Class ZK, 5.5% 2/15/35	2,030,245	2,238,701
Series 2947 Class XZ, 6% 3/15/35	878,516	986,178
Series 2996 Class ZD, 5.5% 6/15/35	1,486,391	1,716,838
Series 3237 Class C, 5.5% 11/15/36	2,282,925	2,587,612
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.6325% 11/15/36 (b)(f)(g)	739,270	158,479
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.7225% 3/15/37 (b)(f)(g)	1,077,311	242,755
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.7325% 4/15/37 (b)(f)(g)	1,523,037	352,487
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5525% 6/15/37 (b)(f)(g)	564,127	109,632
Series 3949 Class MK, 4.5% 10/15/34	476,906	503,521
Series 4055 Class BI, 3.5% 5/15/31 (f)	1,906,749	138,440
Series 4149 Class IO, 3% 1/15/33 (f)	295,426	33,231
Series 4314 Class AI, 5% 3/15/34 (f)	590,530	49,080
Series 4427 Class LI, 3.5% 2/15/34 (f)	3,304,280	300,662
Series 4471 Class PA 4% 12/15/40	3,996,927	4,102,500
target amortization class Series 2156 Class TC, 6.25% 5/15/29	123,044	130,755
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.0951% 2/15/24 (b)(c)	40,721	40,987
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	92,432	100,588
Series 2056 Class Z, 6% 5/15/28	174,166	189,554
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.3275% 5/15/48 (b)(c)	7,092,478	7,020,133
Series 4386 Class AZ, 4.5% 11/15/40	5,325,184	5,705,787
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	2,085,187	2,232,658
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6625% 6/16/37 (b)(f)(g)	320,718	69,872
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.6895% 3/20/60 (b)(c)(i)	4,073,531	4,079,673
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4695% 7/20/60 (b)(c)(i)	473,499	471,490
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5285% 9/20/60 (b)(c)(i)	560,770	558,161
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5285% 8/20/60 (b)(c)(i)	646,031	643,137
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6085% 12/20/60 (b)(c)(i)	1,276,684	1,273,198
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 12/20/60 (b)(c)(i)	1,776,566	1,777,368
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 2/20/61 (b)(c)(i)	3,574,248	3,575,671
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7185% 2/20/61 (b)(c)(i)	4,698,450	4,699,549
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 4/20/61 (b)(c)(i)	1,589,752	1,590,463
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (b)(c)(i)	2,005,379	2,006,347
Class FC, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (b)(c)(i)	1,787,775	1,788,594
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.7585% 6/20/61 (b)(c)(i)	2,158,881	2,161,250
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.7785% 9/20/61 (b)(c)(i)	5,197,754	5,206,519
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8285% 10/20/61 (b)(c)(i)	2,482,019	2,488,768
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.4443% 8/20/42 (b)(c)	1,654,474	1,654,472
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 11/20/61 (b)(c)(i)	2,235,839	2,247,073
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 1/20/62 (b)(c)(i)	1,457,428	1,464,453
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 1/20/62 (b)(c)(i)	2,108,659	2,115,907
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 3/20/62 (b)(c)(i)	1,318,521	1,320,208
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.8785% 5/20/61 (b)(c)(i)	91,489	91,756
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.7485% 10/20/62 (b)(c)(i)	62,228	62,282
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.7585% 7/20/60 (b)(c)(i)	228,635	228,698
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.5885% 3/20/63 (b)(c)(i)	76,909	76,687
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8285% 1/20/64 (b)(c)(i)	2,132,782	2,137,949
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.8285% 12/20/63 (b)(c)(i)	6,500,127	6,518,785
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7285% 6/20/64 (b)(c)(i)	1,800,346	1,801,185
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.5285% 3/20/65 (b)(c)(i)	76,169	75,940
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5085% 5/20/63 (b)(c)(i)	307,970	307,612
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4285% 4/20/63 (b)(c)(i)	401,111	400,063
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6285% 12/20/62 (b)(c)(i)	737,940	737,598
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.2943% 10/20/47 (b)(c)	4,714,562	4,671,215
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.3943% 11/20/48 (b)(c)	13,582,978	13,502,077
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3443% 5/20/48 (b)(c)	5,826,685	5,780,218
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3443% 6/20/48 (b)(c)	6,729,835	6,674,154
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.3443% 6/20/48 (b)(c)	8,043,662	7,981,970
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	115,301	131,234
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.9115% 12/20/40 (b)(g)	3,849,000	4,577,110
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	445,005	36,526
Series 2016-69 Class WA, 3% 2/20/46	2,164,391	2,199,180
Series 2017-134 Class BA, 2.5% 11/20/46	837,143	847,003
Series 2017-153 Class GA, 3% 9/20/47	8,359,237	8,474,089
Series 2017-182 Class KA, 3% 10/20/47	7,789,654	7,879,990
Series 2018-13 Class Q, 3% 4/20/47	10,043,169	10,145,083
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	983,316	1,080,842
Series 2010-160 Class DY, 4% 12/20/40	8,829,990	9,625,233
Series 2010-170 Class B, 4% 12/20/40	1,976,361	2,154,440
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	5,095,257	5,071,782
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7285% 9/20/62 (b)(c)(i)	5,893,342	5,894,514
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.8785% 11/20/65 (b)(c)(i)	535,773	536,266
Series 2017-139 Class BA, 3% 9/20/47	22,363,992	22,532,268
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4725% 5/16/34 (b)(f)(g)	176,887	33,082
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1725% 8/17/34 (b)(f)(g)	202,278	45,321
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.035% 6/16/37 (b)(g)	10,043	18,157
Series 2010-116 Class QB, 4% 9/16/40	631,276	655,499
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.9225% 2/16/40 (b)(f)(g)	1,294,691	208,539
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.4695% 5/20/60 (b)(c)(i)	1,590,422	1,583,946
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.0558% 7/20/41 (b)(f)(g)	814,006	146,712
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6725% 6/16/42 (b)(f)(g)	664,707	134,189
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.941% 4/20/39 (b)(g)	731,105	751,902
Class ST, 8.800% - 1 month U.S. LIBOR 6.0743% 8/20/39 (b)(g)	2,548,805	2,640,268
Series 2013-149 Class MA, 2.5% 5/20/40	10,290,050	10,446,781
Series 2014-2 Class BA, 3% 1/20/44	13,897,201	14,455,635
Series 2014-21 Class HA, 3% 2/20/44	6,374,428	6,641,128
Series 2014-25 Class HC, 3% 2/20/44	9,622,788	10,063,759
Series 2014-5 Class A, 3% 1/20/44	8,550,662	8,893,405
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	5,954,471	5,950,533
Series 2015-H17:
Class GZ, 4.2723% 5/20/65 (b)(i)	427,677	443,373
Class HA, 2.5% 5/20/65 (i)	3,222,869	3,220,632
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	69,274	69,197
Class JA, 2.5% 6/20/65 (i)	2,651,373	2,649,466
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.44% 5/20/66 (b)(c)(i)	13,350,327	13,351,351
Series 2017-186 Class HK, 3% 11/16/45	8,192,249	8,257,334
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.29% 8/20/66 (b)(c)(i)	14,080,220	14,041,729

TOTAL U.S. GOVERNMENT AGENCY		388,936,610

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $388,831,806)		391,097,081

Commercial Mortgage Securities - 1.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8307% 2/14/43 (b)(f)	27,736	85
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(f)	829,372	32,154
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(e)(f)	17,205,062	2
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	27,479,000	31,375,945
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.1151% 9/15/37 (a)(b)(c)	10,591,024	10,581,307
Class B, 1 month U.S. LIBOR + 1.325% 3.3525% 9/15/37 (a)(b)(c)	12,045,566	12,021,654
Class D, 1 month U.S. LIBOR + 2.625% 4.6525% 9/15/37 (a)(b)(c)	9,224,499	9,225,640
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.8275% 11/15/35 (a)(b)(c)	10,872,969	10,906,926
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.3275% 4/15/34 (a)(b)(c)	15,742,000	15,751,861
Class C, 1 month U.S. LIBOR + 1.600% 3.6275% 4/15/34 (a)(b)(c)	10,407,000	10,413,515
Class D, 1 month U.S. LIBOR + 1.900% 3.9275% 4/15/34 (a)(b)(c)	10,925,000	10,979,588
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.0275% 4/15/34 (a)(b)(c)	27,974,000	27,991,531
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	7,857,000	7,889,882
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.1475% 6/15/34 (a)(b)(c)	42,299,000	42,351,891
Class B, 1 month U.S. LIBOR + 1.500% 3.5275% 6/15/34 (a)(b)(c)	7,461,000	7,470,342
Class C, 1 month U.S. LIBOR + 1.750% 3.7775% 6/15/34 (a)(b)(c)	8,428,000	8,438,562
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	5,056,000	5,826,538
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	19,477,992
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,969,449
Class C, 4.9414% 4/15/36 (a)(b)	3,781,000	3,997,160
Class D, 4.9414% 4/15/36 (a)(b)	7,560,000	7,877,001
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	13,187,000	15,168,439
Freddie Mac:
sequential payer:
Series K072 Class A2, 3.444% 12/25/27	1,231,000	1,346,895
Series K155 Class A1, 3.75% 11/25/29	312,850	344,491
Series K084 Class A2, 3.78% 10/25/28	4,162,000	4,674,117
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	10,585,000	11,926,369
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.4775% 9/15/31 (a)(b)(c)	14,400,000	14,350,188
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	10,170,000	10,986,051
J P Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.05% 9/15/29 (a)(b)(c)	14,308,000	14,308,833
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,702,849
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	5,709,274
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,730,296
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.2775% 8/15/33 (a)(b)(c)	773,000	772,999
Class C, 1 month U.S. LIBOR + 1.500% 3.5275% 8/15/33 (a)(b)(c)	1,861,000	1,861,003
Series 2018-H4 Class A4, 4.31% 12/15/51	46,045,000	52,757,937
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	18,209,720	18,279,374
Class B, 4.181% 11/15/34 (a)	7,689,950	7,787,682
Class C, 5.205% 11/15/34 (a)	5,394,100	5,505,984
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	618,243	767,292
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.1275% 3/15/36 (a)(b)(c)	24,454,000	24,530,252
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	32,714,000	37,323,200
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $479,685,004)		488,412,550

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,802,062
7.5% 4/1/34	16,440,000	25,335,191
7.55% 4/1/39	28,540,000	47,218,288
Series 2010, 7.625% 3/1/40	1,640,000	2,690,912
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,765,000	1,800,282
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,802,589
Series 2012 B, 5.432% 1/1/42	6,950,000	7,045,215
6.05% 1/1/29	675,000	719,543
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	19,950,545	20,884,031
5.1% 6/1/33	20,175,000	21,852,350
Series 2010-1, 6.63% 2/1/35	45,930,000	54,133,557
Series 2010-3:
6.725% 4/1/35	39,580,000	46,392,510
7.35% 7/1/35	18,315,000	22,327,450
Series 2010-5, 6.2% 7/1/21	4,034,000	4,212,343
Series 2013:
3.6% 12/1/19	4,360,000	4,366,236
4% 12/1/20	13,080,000	13,267,960
TOTAL MUNICIPAL SECURITIES
(Cost $275,146,655)		284,850,519

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $19,714,785)	$19,502,000	$20,800,102

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	27,092,000	27,445,273
Discover Bank:
(Delaware) 3.2% 8/9/21	$33,031,000	$33,533,071
3.1% 6/4/20	31,646,000	31,817,098
3.35% 2/6/23	5,980,000	6,164,674
4.682% 8/9/28 (b)	23,162,000	24,215,753
8.7% 11/18/19	2,437,000	2,455,847
KeyBank NA:
2.25% 3/16/20	21,500,000	21,516,217
6.95% 2/1/28	850,000	1,067,770
PNC Bank NA 2.3% 6/1/20	3,950,000	3,955,758
Regions Bank 6.45% 6/26/37	30,566,000	40,091,075
Synchrony Bank 3.65% 5/24/21	21,962,000	22,383,255
TOTAL BANK NOTES
(Cost $208,642,033)		214,645,791
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.96% (j)
(Cost $819,563,317)	819,403,659	819,567,540
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $26,701,129,100)		27,320,999,050
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(673,651,125)
NET ASSETS - 100%		$26,647,347,925

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 10/1/49	$(18,300,000)	$(18,781,804)
3% 10/1/49	(21,800,000)	(22,373,953)
3% 10/1/49	(16,900,000)	(17,344,945)
3.5% 10/1/49	(35,100,000)	(36,363,639)
3.5% 10/1/49	(22,300,000)	(23,102,825)
3.5% 10/1/49	(10,700,000)	(11,085,212)
3.5% 10/1/49	(20,300,000)	(21,030,822)
3.5% 10/1/49	(4,200,000)	(4,351,205)
4% 10/1/49	(12,300,000)	(12,790,017)
4% 10/1/49	(12,300,000)	(12,790,017)

TOTAL GINNIE MAE		(180,014,439)

Uniform Mortgage Backed Securities
2.5% 10/1/34	(34,400,000)	(34,694,234)
2.5% 10/1/34	(26,000,000)	(26,222,386)
3% 10/1/49	(18,800,000)	(19,083,534)
3% 10/1/49	(50,000)	(50,754)
3% 10/1/49	(150,000)	(152,262)
3% 10/1/49	(31,600,000)	(32,076,579)
3% 10/1/49	(59,200,000)	(60,092,831)
3% 10/1/49	(12,700,000)	(12,891,536)
3% 10/1/49	(19,500,000)	(19,794,091)
3.5% 10/1/49	(12,600,000)	(12,924,707)
3.5% 10/1/49	(29,200,000)	(29,952,496)
3.5% 10/1/49	(15,600,000)	(16,002,018)
3.5% 10/1/49	(14,000,000)	(14,360,786)
3.5% 10/1/49	(13,700,000)	(14,053,054)
4% 10/1/49	(12,300,000)	(12,763,061)
4% 10/1/49	(12,300,000)	(12,763,061)
4% 10/1/49	(61,100,000)	(63,400,242)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(381,277,632)

TOTAL TBA SALE COMMITMENTS
(Proceeds $560,957,529)		$(561,292,071)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,190,410,169 or 8.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,599,650
Total	$9,599,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$10,362,272,182	$--	$10,362,272,182	$--
U.S. Government and Government Agency Obligations	7,635,991,791	--	7,635,991,791	--
U.S. Government Agency - Mortgage Securities	6,392,523,829	--	6,392,523,829	--
Asset-Backed Securities	710,837,665	--	708,156,797	2,680,868
Collateralized Mortgage Obligations	391,097,081	--	391,097,081	--
Commercial Mortgage Securities	488,412,550	--	488,412,548	2
Municipal Securities	284,850,519	--	284,850,519	--
Foreign Government and Government Agency Obligations	20,800,102	--	20,800,102	--
Bank Notes	214,645,791	--	214,645,791	--
Money Market Funds	819,567,540	819,567,540	--	--
Total Investments in Securities:	$27,320,999,050	$819,567,540	$26,498,750,640	$2,680,870
Other Financial Instruments:
TBA Sale Commitments	$(561,292,071)	$--	$(561,292,071)	$--
Total Other Financial Instruments:	$(561,292,071)	$--	$(561,292,071)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,881,565,783)	$26,501,431,510
Fidelity Central Funds (cost $819,563,317)	819,567,540
Total Investment in Securities (cost $26,701,129,100)		$27,320,999,050
Cash		260,033
Receivable for investments sold		492,498,212
Receivable for TBA sale commitments		560,957,529
Receivable for fund shares sold		152,430,566
Interest receivable		159,202,814
Distributions receivable from Fidelity Central Funds		1,348,732
Total assets		28,687,696,936
Liabilities
Payable for investments purchased
Regular delivery	$609,347,993
Delayed delivery	864,336,037
TBA sale commitments, at value	561,292,071
Payable for fund shares redeemed	4,378,160
Distributions payable	902,479
Other payables and accrued expenses	92,271
Total liabilities		2,040,349,011
Net Assets		$26,647,347,925
Net Assets consist of:
Paid in capital		$26,016,324,092
Total accumulated earnings (loss)		631,023,833
Net Assets, for 236,676,994 shares outstanding		$26,647,347,925
Net Asset Value, offering price and redemption price per share ($26,647,347,925 ÷ 236,676,994 shares)		$112.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Interest (including $302,884 from security lending)		$345,550,333
Income from Fidelity Central Funds		9,599,650
Total income		355,149,983
Expenses
Custodian fees and expenses	$126,128
Independent directors' fees and expenses	42,581
Miscellaneous	127
Total expenses before reductions	168,836
Expense reductions	(6,085)
Total expenses after reductions		162,751
Net investment income (loss)		354,987,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,974,280
Fidelity Central Funds	1,473
Futures contracts	100,278
Swaps	(319)
Total net realized gain (loss)		46,075,712
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	786,721,926
Fidelity Central Funds	(1,473)
Swaps	(172)
Delayed delivery commitments	(394,581)
Total change in net unrealized appreciation (depreciation)		786,325,700
Net gain (loss)		832,401,412
Net increase (decrease) in net assets resulting from operations		$1,187,388,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$354,987,232	$242,455,837
Net realized gain (loss)	46,075,712	(27,200,827)
Change in net unrealized appreciation (depreciation)	786,325,700	(251,193,158)
Net increase (decrease) in net assets resulting from operations	1,187,388,644	(35,938,148)
Distributions to shareholders	(368,074,036)	–
Distributions to shareholders from net investment income	–	(226,502,381)
Distributions to shareholders from net realized gain	–	(3,572,452)
Total distributions	(368,074,036)	(230,074,833)
Affiliated share transactions
Proceeds from sales of shares	19,723,807,262	1,739,875,654
Reinvestment of distributions	367,171,550	230,074,732
Cost of shares redeemed	(2,430,433,736)	(961,433,306)
Net increase (decrease) in net assets resulting from share transactions	17,660,545,076	1,008,517,080
Total increase (decrease) in net assets	18,479,859,684	742,504,099
Net Assets
Beginning of period	8,167,488,241	7,424,984,142
End of period	$26,647,347,925	$8,167,488,241
Other Information
Undistributed net investment income end of period		$9,796,820
Shares
Sold	178,478,407	16,290,736
Issued in reinvestment of distributions	3,368,590	2,157,104
Redeemed	(22,779,930)	(9,045,098)
Net increase (decrease)	159,067,067	9,402,742

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$105.24	$108.86	$110.23	$105.97	$107.08
Income from Investment Operations
Net investment income (loss)A	3.512	3.276	2.761	3.479	3.267
Net realized and unrealized gain (loss)	7.580	(3.786)	(1.152)	4.135	(1.220)
Total from investment operations	11.092	(.510)	1.609	7.614	2.047
Distributions from net investment income	(3.742)	(3.059)	(2.868)	(3.354)	(3.157)
Distributions from net realized gain	–	(.051)	(.111)	–	–
Total distributions	(3.742)	(3.110)	(2.979)	(3.354)	(3.157)
Net asset value, end of period	$112.59	$105.24	$108.86	$110.23	$105.97
Total ReturnB	10.75%	(.47)%	1.52%	7.31%	1.90%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.27%	3.07%	2.56%	3.24%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$26,647,348	$8,167,488	$7,424,984	$7,049,024	$7,432,257
Portfolio turnover rateF	186%G	73%	98%	108%	395%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$632,948,693
Gross unrealized depreciation	(13,407,262)
Net unrealized appreciation (depreciation)	$619,541,431

Tax Cost	$26,701,123,077

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,482,402
Net unrealized appreciation (depreciation) on securities and other investments	$619,541,431

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$368,074,036	$ 228,954,064
Long-term Capital Gains	–	1,120,769
Total	$368,074,036	$ 230,074,833

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(319)	$(172)
Total Credit Risk	(319)	(172)
Totals	$(319)	$(172)
Interest Rate Risk
Futures	$100,278	$–
Total Interest Rate Risk	100,278	–
Totals	$100,278	$–

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, aggregated $2,000,811,187 and $1,179,811,169, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $18,819,529,211 in exchange for 169,956,946 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,085.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and Shareholders of Fidelity Investment Grade Bond Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 14, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Actual	.0014%	$1,000.00	$1,057.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 21.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $258,590,170 of distributions paid during the period January 1, 2019 to September 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

TP1-ANN-1119
1.822351.114

Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Inflation-Protected Bond Index Central Fund	5.84%	1.97%	1.17%

 A From February 22, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$10,926	Fidelity® Inflation-Protected Bond Index Central Fund
$10,923	Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.30%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, following another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.00%, topping the 10.48% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.13%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the fiscal year, the fund returned 5.84%, roughly in line with the 5.75% return of the benchmark Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L). We attempt to hold all positions held by the index in the same relative proportions. Despite declining inflation, TIPS posted gains as many investors shifted into U.S. government securities after the U.S. Federal Reserve took a more accommodative monetary stance in mid-2019, amid global economic growth concerns. While TIPS provide protection from inflation, they – like nominal Treasuries – tend to perform well when market interest rates decline. TIPS yields move lower in response and their prices generally rise. The real yield on 10-year TIPS stood at 0.13% as of September 30, down from 0.92% at the beginning of the period. Declining inflation somewhat depressed demand for the asset class. As a result, TIPS significantly lagged comparable-duration nominal Treasuries for the year. CPI-U, an important gauge of consumer prices, fell from 2.7% at the beginning of the period to 1.7% at period end, reflecting a cyclical slowdown in the global economy and, more recently, concerns about potential deflationary effects of trade friction, especially between the U.S. and China.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of September 30, 2019

% of fund's investments
0.01 - 0.99%	81.7
1 - 1.99%	5.4
2 - 2.99%	8.9
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations*	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Inflation Protected Securities - 99.8%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$22,343,427	$25,154,497
2% 1/15/26	26,886,867	29,890,988
2.375% 1/15/25	37,326,542	41,590,808
2.375% 1/15/27	22,021,721	25,469,175
2.5% 1/15/29	21,558,161	26,086,302
3.625% 4/15/28	18,813,755	24,180,619
3.875% 4/15/29	22,892,494	30,755,548
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	62,095,068	61,451,856
0.125% 1/15/22	57,341,517	56,822,765
0.125% 4/15/22	60,538,010	59,953,617
0.125% 7/15/22	59,206,267	58,987,680
0.125% 1/15/23	59,231,165	58,777,045
0.125% 7/15/24	57,777,554	57,789,103
0.125% 7/15/26	48,922,788	48,884,566
0.25% 1/15/25	57,947,376	58,156,258
0.25% 7/15/29	34,056,217	34,441,671
0.375% 7/15/23	59,006,903	59,401,599
0.375% 7/15/25	57,919,505	58,762,602
0.375% 1/15/27	48,546,628	49,166,648
0.375% 7/15/27	47,971,710	48,810,032
0.5% 4/15/24	42,498,725	43,063,108
0.5% 1/15/28	47,573,798	48,755,229
0.625% 7/15/21	52,015,540	52,235,150
0.625% 4/15/23	59,343,894	59,869,010
0.625% 1/15/24	58,846,194	59,813,187
0.625% 1/15/26	51,848,276	53,231,564
0.75% 7/15/28	46,717,474	49,139,508
0.875% 1/15/29	46,442,324	49,392,807
1.125% 1/15/21	48,994,716	49,162,043
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,361,106,611)		1,379,194,985
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 1.96% (a)
(Cost $70,631)	70,617	70,631
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,361,177,242)		1,379,265,616
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,393,031
NET ASSETS - 100%		$1,381,658,647

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,846
Total	$11,846

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,379,194,985	$--	$1,379,194,985	$--
Money Market Funds	70,631	70,631	--	--
Total Investments in Securities:	$1,379,265,616	$70,631	$1,379,194,985	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,361,106,611)	$1,379,194,985
Fidelity Central Funds (cost $70,631)	70,631
Total Investment in Securities (cost $1,361,177,242)		$1,379,265,616
Receivable for investments sold		16,115,352
Receivable for fund shares sold		489,091
Interest receivable		2,537,109
Distributions receivable from Fidelity Central Funds		297
Total assets		1,398,407,465
Liabilities
Payable for investments purchased	$15,796,708
Payable for fund shares redeemed	944,944
Other payables and accrued expenses	7,166
Total liabilities		16,748,818
Net Assets		$1,381,658,647
Net Assets consist of:
Paid in capital		$1,357,848,493
Total accumulated earnings (loss)		23,810,154
Net Assets, for 13,426,300 shares outstanding		$1,381,658,647
Net Asset Value, offering price and redemption price per share ($1,381,658,647 ÷ 13,426,300 shares)		$102.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Interest		$23,899,985
Income from Fidelity Central Funds		11,846
Total income		23,911,831
Expenses
Custodian fees and expenses	$10,639
Independent directors' fees and expenses	4,917
Miscellaneous	19
Total expenses before reductions	15,575
Expense reductions	(25)
Total expenses after reductions		15,550
Net investment income (loss)		23,896,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,715,356)
Total net realized gain (loss)		(1,715,356)
Change in net unrealized appreciation (depreciation) on investment securities		41,061,670
Net gain (loss)		39,346,314
Net increase (decrease) in net assets resulting from operations		$63,242,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,896,281	$33,737,078
Net realized gain (loss)	(1,715,356)	(3,371,488)
Change in net unrealized appreciation (depreciation)	41,061,670	(25,348,831)
Net increase (decrease) in net assets resulting from operations	63,242,595	5,016,759
Distributions to shareholders	(32,905,223)	–
Distributions to shareholders from net investment income	–	(3,385,842)
Distributions to shareholders from net realized gain	–	(17,676,610)
Total distributions	(32,905,223)	(21,062,452)
Affiliated share transactions
Proceeds from sales of shares	655,913,382	365,631,637
Reinvestment of distributions	32,905,223	21,062,548
Cost of shares redeemed	(460,550,558)	(216,966,235)
Net increase (decrease) in net assets resulting from share transactions	228,268,047	169,727,950
Total increase (decrease) in net assets	258,605,419	153,682,257
Net Assets
Beginning of period	1,123,053,228	969,370,971
End of period	$1,381,658,647	$1,123,053,228
Other Information
Distributions in excess of net investment income end of period		$(286,651)
Shares
Sold	6,493,410	3,657,042
Issued in reinvestment of distributions	337,316	209,816
Redeemed	(4,614,691)	(2,141,659)
Net increase (decrease)	2,216,035	1,725,199

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$100.18	$102.20	$103.10	$98.28	$99.13
Income from Investment Operations
Net investment income (loss)A	2.057	3.299	1.870	1.322	.514
Net realized and unrealized gain (loss)	3.622	(2.914)	(2.160)	3.516	(1.364)
Total from investment operations	5.679	.385	(.290)	4.838	(.850)
Distributions from net investment income	(.463)	(.325)	(.165)	(.018)	–
Distributions from net realized gain	(2.486)	(2.080)	(.445)	–	–
Total distributions	(2.949)	(2.405)	(.610)	(.018)	–
Net asset value, end of period	$102.91	$100.18	$102.20	$103.10	$98.28
Total ReturnB	5.84%	.38%	(.27)%	4.92%	(.86)%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%	3.29%	1.84%	1.32%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,381,659	$1,123,053	$969,371	$961,522	$620,135
Portfolio turnover rateF	53%	33%	29%	28%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,147,710
Gross unrealized depreciation	(1,759,862)
Net unrealized appreciation (depreciation)	$16,387,848
Tax Cost	$1,362,877,768

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,494,841
Capital loss carryforward	$(7,072,533)
Net unrealized appreciation (depreciation) on securities and other investments	$16,387,848

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(789,042)
Long-term	(6,283,492)
Total capital loss carryforward	$(7,072,534)

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$32,905,223	$ 21,062,452

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investments Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Actual	.0013%	$1,000.00	$1,032.50	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 99.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,169,128 of distributions paid during the period January 1, 2019 to September 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

IPB-ANN-1119
1.938133.107

Item 2.

Code of Ethics

As of the end of the period, September 30, 2019, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$47,000	$100	$6,300	$1,300
Fidelity Investment Grade Bond Central Fund	$76,000	$100	$6,300	$2,000

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$48,000	$100	$6,300	$1,400
Fidelity Investment Grade Bond Central Fund	$79,000	$200	$6,300	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2019A	September 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2019A	September 30, 2018A
Deloitte Entities	$585,000	$495,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2019